SCHEDULE OF OTHER INCOME (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Other Income and Expenses [Abstract]
Government grants		$ 21,641	$ 165,493
Interest income	849	645	11
Exchange gain		2,465
Gain for early termination	12,832
Miscellaneous income	8,911	41,866
Other income	$ 22,592	$ 66,617	$ 165,504